FINANCING RECEIVABLE (Schedule of Nonaccrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Used car financing	$ 7,373	$ 3,352
Financing for installment sales	2,051	6,817
Other financing	1,286	4,945
Financing receivable, net	$ 10,710	$ 15,114